Information by operating segment (Policies)	12 Months Ended
Dec. 31, 2022
Information By Operating Segment
Accounting policy for operating segments

Accounting policy for operating segments

The information related to the Company’s operating segments is prepared based on available financial information directly attributable to each segment, or items that can be allocated to each segment on a reasonable basis. This information is presented by business activity, as used by the Company’s Board of Executive Officers (Chief Operating Decision Maker – CODM) in the decision-making process of resource allocation and performance evaluation.

The measurement of segment results includes transactions carried out with third parties, including associates and joint ventures, as well as transactions between operating segments. Transfers between operating segments are recognized at internal transfer prices derived from methodologies that considers market parameters and are eliminated only to provide reconciliations to the consolidated financial statements.

The Company's business segments disclosed separately are:

Exploration and Production (E&P): this segment covers the activities of exploration, development and production of crude oil, NGL (natural gas liquid) and natural gas in Brazil and abroad, for the primary purpose of supplying its domestic refineries. The E&P segment also operates through partnerships with other companies and includes holding interest in foreign entities operating in this segment.

As an energy Company with a focus on oil and gas, intersegment sales revenue refers mainly to oil transfers to the Refining, Transportation and Marketing segment, aiming to supply the Company's refineries and meet the domestic demand for oil products. These transactions are measured by internal transfer prices based on international oil prices and their respective exchange rate impacts, taking into account the specific characteristics of the transferred oil stream.

In addition, the E&P segment revenues include transfers of natural gas to the natural gas processing plants within Gas and Power segment. These transactions are measured at internal transfer prices based on the international prices of this commodity.

Revenue from sales to third parties mainly reflects services rendered relating to E&P activities, sales of the E&P’s natural gas processing plants, as well as the oil and natural gas operations carried out by subsidiaries abroad.

Refining, Transportation and Marketing (RT&M): this segment covers the refining, logistics, transport and trading of crude oil and oil products activities in Brazil and abroad, as well as exports of ethanol. This segment also includes the petrochemical operations, such as extraction and processing of shale and holding interests in petrochemical companies in Brazil.

This segment carries out the acquisition of crude oil from the E&P segment, imports oil for refinery slate, and acquires oil products in international markets taking advantage of the existing price differentials between the cost of processing domestic oil and that of importing oil products.

Intersegment revenues primarily reflect the sale of oil products to the distribution business at market prices and the operations for the Gas and Power and E&P segments at internal transfer price.

Revenues from sales to third parties primarily reflect the trading of oil products in Brazil and the export and trade of oil and oil products by foreign subsidiaries.

Gas and Power (G&P): this segment covers the activities of logistic and trading of natural gas and electricity, transportation and trading of LNG (liquefied natural gas), generation and electricity by means of thermoelectric power plants, as well as holding interests in transporters and distributors of natural gas in Brazil and abroad. It also includes natural gas processing and fertilizers production.

Intersegment revenues primarily reflect the transfers of natural gas processed, liquefied petroleum gas (LPG) and NGL to the RT&M segment. These transactions are measured at internal transfer prices.

This segment purchases national natural gas from the E&P segment, from partners and third parties, imports natural gas from Bolivia and LNG to meet national demand.

Revenues from sales to third parties primarily reflect natural gas processed to distributors, as well as generation and trading of electricity.

Corporate and other businesses: comprise items that cannot be attributed to business segments, including those with corporate characteristics, in addition to distribution and biofuels businesses. Corporate items mainly include those related to corporate financial management, overhead related to central administration and other expenses, including actuarial expenses related to pension and health plans for beneficiaries. Other businesses include the distribution of oil products abroad (South America) and the production of biodiesel and its co-products. In 2021 and 2020, the results of other businesses included the equity interest in the associate Vibra Energia, formerly Petrobras Distribuidora, until the date of sale of the remaining interest in this associate, which took place in July 2021.